CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Allowance for accounts receivable	$ 247,000	$ 247,000	$ 92,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,352,159	3,352,159	2,691,055
Common stock, shares outstanding	3,352,159	3,352,159	2,691,055
Convertible Series H [Member]
Preferred stock, shares authorized	8,500	8,500	8,500
Preferred stock, shares issued	8	8	2,638
Preferred Stock, Shares Outstanding	8	8	2,638
Preferred Stock, liquidation preference (in dollars)	$ 1,000	$ 1,000	$ 1,000
Convertible Series H-1 [Member]
Preferred stock, shares authorized	9,488	9,488	9,488
Preferred stock, shares issued	4,289	4,289	8,119
Preferred Stock, Shares Outstanding	4,289	4,289	8,119
Preferred Stock, liquidation preference (in dollars)	$ 712,000	$ 712,000	$ 712,000
Convertible Series H-2 [Member]
Preferred stock, shares authorized	3,500	3,500	3,500
Preferred stock, shares issued	3,305	3,305	0
Preferred Stock, Shares Outstanding	3,305	3,305	0
Preferred Stock, liquidation preference (in dollars)	$ 400,000	$ 400,000	$ 400,000
Convertible Series H-3 [Member]
Preferred stock, shares authorized	9,500	9,500	8,461
Preferred stock, shares issued	7,017	7,017	0
Preferred Stock, Shares Outstanding	7,017	7,017	0
Preferred Stock, liquidation preference (in dollars)	$ 968,000	$ 968,000	$ 968,000